Income Tax - Income Tax Rate Differences (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax
Federal income tax expense at statutory rate:	$ (8,734,000)	$ (7,465,000)
Increase (reduction) in income tax resulting from:
State income taxes	(146,000)	556,000
Foreign rate differential	(19,000)	(16,000)
Nondeductible expenses	1,000	1,000
Research and development credit	(1,312,000)	(836,000)
Stock based compensation	192,000	164,000
Excess executive compensation	9,000	259,000
Goodwill Impairment		305,000
Reserve for loss carryforwards limited by Sec. 382	8,000	8,000
Other	65,063	(32,974)
Increase in valuation allowance	9,720,000	6,911,000
Income tax expense (benefit)	$ (215,937)	$ (145,974)